Shareholder Report, Holdings (Details) - Fidelity Systematic Municipal Bond Index ETF	Jun. 30, 2026
TS0Member
Holdings [Line Items]
Percent of Net Asset Value	21.30%
TS1Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
TS2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
TS3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
TS4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
RS0Member
Holdings [Line Items]
Percent of Net Asset Value	35.90%
RS1Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
RS2Member
Holdings [Line Items]
Percent of Net Asset Value	13.70%
RS3Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
RS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
RS5Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
RS7Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.10%
QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	58.30%
QDAMember
Holdings [Line Items]
Percent of Net Asset Value	28.10%
QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%